Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption issued	6,762,117	16,000,000	16,000,000
Shares subject to possible redemption shares outstanding	6,762,117	16,000,000	16,000,000
Shares subject to possible redemption, par value (in Dollars per share)	$ 10.01	$ 10	$ 10
Preference shares, par value (in Dollars)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Non-redeemable, shares issued	4,450,000	4,450,000	4,450,000
Non-redeemable, shares outstanding	4,450,000	4,450,000	4,450,000